17. Quarterly Data (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Quarterly Financial Information Disclosure [Abstract]
Total interest income	$ 12,202	$ 11,868	$ 11,638	$ 12,250	$ 12,613	$ 12,430	$ 12,375	$ 12,183	$ 47,958	$ 49,601	$ 45,350
Total interest expense	941	942	912	1,041	1,225	994	781	757	3,836	3,757	2,146
Net interest income	11,261	10,926	10,726	11,209	11,388	11,436	11,594	11,426	44,122	45,844	43,204
Provision for loan losses	799	522	1,417	1,521	186	422	77	178	4,259	863	790
Other income	5,948	7,132	5,239	4,595	4,526	4,708	4,385	4,120	22,914	17,739	16,166
Other expense	14,116	11,914	11,452	11,449	12,090	11,267	11,244	10,916	48,931	45,517	42,574
Income before income taxes	2,294	5,622	3,096	2,834	3,638	4,455	4,658	4,452	13,846	17,203	16,006
Income tax expense	374	1,113	535	467	672	834	845	785	2,489	3,136	2,624
Net earnings	$ 1,920	$ 4,509	$ 2,561	$ 2,367	$ 2,966	$ 3,621	$ 3,813	$ 3,667	$ 11,357	$ 14,067	$ 13,382
Basic net earnings per share	$ 0.33	$ 0.78	$ 0.44	$ 0.4	$ 0.5	$ 0.62	$ 0.64	$ 0.61	$ 1.95	$ 2.37	$ 2.23
Diluted net earnings per share	$ 0.33	$ 0.78	$ 0.44	$ 0.4	$ 0.5	$ 0.61	$ 0.64	$ 0.61	$ 1.95	$ 2.36	$ 2.22